Debt	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt

NOTE 9 — DEBT

Debt is summarized as follows (in millions):

	June 30, 2013	December 31, 2012
Senior Secured Term Loan Facility	$292.5	$294.0
Senior Notes	400.0	400.0
Capital lease obligations	0.3	0.3
Economic development loan	0.5	0.5
Unamortized original issue discount	(0.7)	(0.9)

	692.6	693.9
Less:
Current maturities	3.2	3.2

Long-term debt	$689.4	$690.7

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, Inc., as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility (the “Senior Secured Revolving Credit Facility”). Costs of $9.5 million related to the issuance of the Senior Secured Credit Facilities were recorded as deferred financing costs and are being amortized over the life of the Senior Secured Credit Facilities. At June 30, 2013 and December 31, 2012, letters of credit issued under the Senior Secured Revolving Credit Facility totaled $7.3 million and $8.0 million, respectively, which reduced the availability under the Senior Secured Revolving Credit Facility to $67.7 million and $67.0 million, respectively. At June 30, 2013 and December 31, 2012, there were no borrowings outstanding under the Senior Secured Revolving Credit Facility.

The Senior Secured Credit Facilities contain customary covenants that restrict Holdings and its subsidiaries from certain activities including, among other things, incurring debt, creating liens over assets, selling or acquiring assets and making restricted payments, in each case except as permitted under the Senior Secured Credit Facilities. Holdings and its subsidiaries also must comply with a minimum interest coverage ratio covenant and a maximum senior secured leverage ratio covenant. Holdings and its subsidiaries also have annual limitations on capital expenditures. In addition, there is an annual excess cash flow prepayment provision. Holdings is required to make mandatory prepayments equal to 50% of Excess Cash Flow (as defined in the Senior Secured Credit Facilities) if the senior secured leverage ratio is greater than 2.0 to 1.0, or 25% of Excess Cash Flow if the senior secured leverage ratio is less than or equal to 2.0 to 1.0. Holdings made a required $1.4 million prepayment in March 2013 based upon the excess cash flow calculation for the year ended December 31, 2012. This repayment has been applied to the scheduled quarterly amortization payments due March 31, 2013 and June 30, 2013. At June 30, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants.

Senior Notes

On January 26, 2011, $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”), and guarantees thereof were issued. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. Costs of $13.0 million related to the issuance of the Senior Notes were recorded as deferred financing costs and are being amortized over the life of the Senior Notes.

The indenture governing the Senior Notes contains covenants that restrict the ability of Holdings and its subsidiaries to, among other things, incur additional debt or issue disqualified and preferred stock, make certain payments including payment of dividends or redemption of stock, make certain investments, incur certain liens, sell assets, merge or consolidate with other entities, and enter into transactions with affiliates. As of June 30, 2013, Holdings and its subsidiaries were in compliance with all applicable covenants.

Short-term Borrowings

UCI International, Inc.’s Spanish subsidiary currently has secured local credit facilities. The Spanish local credit facilities consist of euro-denominated revolving credit facilities with borrowing limits totaling €2.3 million ($3.0 million at June 30, 2013). The Spanish local credit facilities are secured by certain accounts receivable related to the amounts financed. At June 30, 2013 and December 31, 2012, there were no borrowings outstanding under the Spanish local credit facilities.

Economic Development Loan

On September 17, 2012, Wells Manufacturing, LP, a wholly-owned indirect subsidiary of Holdings, entered into an economic development loan for $0.5 million with the Fond du Lac County Economic Development Corp. to assist with the expansion of the vehicle electronics facility in Fond du Lac, Wisconsin. This economic development loan has a five-year maturity with annual principal payments of $0.1 million and bears interest at 2.0% per annum. Both principal and interest payments are due annually on October 1, commencing October 1, 2013. The economic development loan contains a provision that in the event the vehicle electronics business meets and maintains certain employee headcount and wage requirements, measured on an annual basis, all or a portion of the principal and interest due will be forgiven.

Future repayments

Below is a schedule of required future repayments of all debt outstanding on June 30, 2013 (in millions).

Remainder of 2013	$1.6
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0

$693.3

Interest expense, net

The following table provides the detail of net interest expense for the respective periods (in millions). During the three and six months ended June 30, 2013, $0.2 million and $0.5 million of interest was capitalized, respectively. No interest was capitalized during the three and six months ended June 30, 2012.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense
Senior Secured Term Loan Facility	$4.1	$4.2	$8.1	$8.3
Senior Notes	8.6	8.6	17.2	17.2
Other	—	0.4	0.1	0.8
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.3	0.3	0.6	0.6
Senior Notes	0.3	0.2	0.6	0.5
Senior Secured Revolving Credit Facility	0.1	0.1	0.2	0.2
Original issue discounts	0.1	0.1	0.2	0.2

Total interest expense	13.5	13.9	27.0	27.8
Interest income	(2.9)	(0.1)	(2.9)	(0.1)

Interest expense, net	$10.6	$13.8	$24.1	$27.7

During the three and six months ended, June 30, 2013, one of Holdings’ Mexican subsidiaries received refund payments related to value-added tax receivables. The refunds received included $2.8 million of interest income which is recorded in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss). See Note 10 for further details.